Income tax expenses (Details 4)	12 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY
At the beginning of year - Valuation allowance	$ 5,171,625	31,740,333	36,659,614	57,861,224
Current year addition (reduction)	(62,944)	(386,310)	2,883,211	12,495,012
Tax loss expired	(1,505,869)	(9,242,125)	(7,802,492)	0
Disposal of ELP business	0	0	0	(33,696,622)
Acquisitions of Xiaoxiao and DDK	53,480	328,228	0	0
At the end of year	$ 3,656,292	22,440,126	31,740,333	36,659,614